Leases - Schedule of Components of Lease Expense (Details) $ in Thousands	12 Months Ended
Jun. 30, 2023 USD ($)
Leases [Abstract]
Operating lease expense	$ 7,137
Amortization of right-of-use assets	286
Interest on lease liabilities	33
Total finance lease expense	319
Variable lease expense	896
Short-term lease expense	234
Total lease expense	$ 8,586